UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  38 Newbury Street
	  Boston, MA  02116

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Boston, Massachusetts	May 13, 2005

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	76

Form 13F Information Table Value Total:  	$139,482,000

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 						BAINCO INTERNATIONAL INVESTORS
                                                              FORM 13F
                                                          March 31, 2005
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100       47     1000 SH       SOLE                     1000
Agere Systems Inc - Cl A       COM              00845v100       32    22628 SH       SOLE                    22628
Alltel Corp                    COM              020039103     3164    57685 SH       SOLE                    57685
Altria Group, Inc              COM              02209S103     2256    34508 SH       SOLE                    34508
American International Group   COM              026874107     3402    61401 SH       SOLE                    61401
Amgen                          COM              031162100      233     4000 SH       SOLE                     4000
Automatic Data Processing      COM              053015103     5097   113395 SH       SOLE                   113395
Avitar, Inc.                   COM              053801106        1    10000 SH       SOLE                    10000
BP PLC Spons-ADR               COM              055622104     4146    66445 SH       SOLE                    66445
Bank of America                COM              060505104     3286    74515 SH       SOLE                    74515
Baxter International Inc       COM              071813109     2789    82090 SH       SOLE                    82090
Becton Dickinson & Co          COM              075887109     2781    47600 SH       SOLE                    47600
Brunswick Corporation          COM              117043109     1501    32035 SH       SOLE                    32035
Cambridge Heart Inc            COM              131910101        5    14000 SH       SOLE                    14000
Charles Schwab Corp            COM              808513105     2231   212300 SH       SOLE                   212300
Chiron Corp                    COM              170040109     1034    29479 SH       SOLE                    29479
Cisco Systems Inc              COM              17275R102     4420   247046 SH       SOLE                   247046
Citigroup Inc                  COM              172967101     3607    80269 SH       SOLE                    80269
Citrix Systems Inc             COM              177376100     1985    83325 SH       SOLE                    83325
Comcast Corp Special CL A      COM              20030N200     2595    77615 SH       SOLE                    77615
Computer Associates            COM              204912109     2023    74650 SH       SOLE                    74650
Conexant Systems Inc.          COM              207142100       76    50811 SH       SOLE                    50811
ConocoPhillips                 COM              20825C104      647     6000 SH       SOLE                     6000
Cooper Cameron Corp            COM              216640102     2638    46105 SH       SOLE                    46105
Critical Path                  COM              22674V506       21    28917 SH       SOLE                    28917
Cytyc Corporation              COM              232946103        1       25 SH       SOLE                       25
Devon Energy Corporation       COM              25179m103     3269    68460 SH       SOLE                    68460
Emerson Electric               COM              291011104     3021    46530 SH       SOLE                    46530
Emulex                         COM              292475209      347    18400 SH       SOLE                    18400
Exxon Mobil Corp.              COM              30231g102     6733   112965 SH       SOLE                   112965
Fairchild Semiconductor Corp   COM              303726103      207    13500 SH       SOLE                    13500
Finisar Corporation            COM              31787A101       22    17800 SH       SOLE                    17800
Flextronics Inc                COM              010420245      161    13400 SH       SOLE                    13400
Genentech Inc.                 COM              368710406     1911    33750 SH       SOLE                    33750
General Electric               COM              369604103     6216   172385 SH       SOLE                   172385
Gric Communications, Inc.      COM              382859106       15    10000 SH       SOLE                    10000
Honeywell International Inc.   COM              438516106     3332    89550 SH       SOLE                    89550
Integra, Inc.                  COM              45811M105        0    25000 SH       SOLE                    25000
Intel Corporation              COM              458140100     3775   162485 SH       SOLE                   162485
International Business Machine COM              459200101      947    10365 SH       SOLE                    10365
Intuit Inc.                    COM              461202103     2833    64725 SH       SOLE                    64725
J.P. Morgan Chase & Co.        COM              46625h100       17      500 SH       SOLE                      500
Johnson & Johnson              COM              478160104     6827   101647 SH       SOLE                   101647
Juniper Networks Inc.          COM              48203r104      276    12500 SH       SOLE                    12500
Kinder Morgan Inc              COM              49455p101     4178    55190 SH       SOLE                    55190
Lockheed Martin                COM              539830109      214     3500 SH       SOLE                     3500
Lucent Technologies            COM              549463107       41    14728 SH       SOLE                    14728
Manor Care Inc.                COM              564055101     2458    67600 SH       SOLE                    67600
Maxim Integrated Prods.        COM              57772K101     1144    28000 SH       SOLE                    28000
Medtronic                      COM              585055106     3502    68730 SH       SOLE                    68730
Merck                          COM              589331107      403    12450 SH       SOLE                    12450
Microsoft Corp                 COM              594918104     6552   271095 SH       SOLE                   271095
Miller Industries, Inc.        COM              600551204      116     9000 SH       SOLE                     9000
Mindspeed Technologies Inc     COM              602682106       53    23603 SH       SOLE                    23603
Nokia Corp Sponsored Adr Ser A COM              654902204      193    12500 SH       SOLE                    12500
Norfolk Southern               COM              655844108     2588    69860 SH       SOLE                    69860
Northern Trust Corp.           COM              665859104     2678    61650 SH       SOLE                    61650
Occidental Petroleum Corp      COM              674599105      206     2900 SH       SOLE                     2900
Office Depot                   COM              676220106     2890   130284 SH       SOLE                   130284
Orthometrix Inc.               COM              68750M100       53   128265 SH       SOLE                   128265
Pfizer Inc                     COM              717081103     3043   115834 SH       SOLE                   115834
Pharmaceutical Product Develop COM              717124101      256     5275 SH       SOLE                     5275
Popular, Inc                   COM              733174106     3691   151770 SH       SOLE                   151770
Premcor Inc.                   COM              74045Q104      418     7000 SH       SOLE                     7000
Sapient                        COM              803062108       49     6625 SH       SOLE                     6625
Semiconductor Holders Trust    COM              816636203     2898    89075 SH       SOLE                    89075
Siebel Systems Inc             COM              826170102      137    15000 SH       SOLE                    15000
Solectron Corp                 COM              834182107       35    10000 SH       SOLE                    10000
Sun Microsystems               COM              866810104       82    20350 SH       SOLE                    20350
Tyler Technologies Inc.        COM              902252105     2318   304562 SH       SOLE                   304562
United Technologies Corp       COM              913017109     2546    25047 SH       SOLE                    25047
Valero Energy                  COM              91913Y100      733    10000 SH       SOLE                    10000
Viacom Inc Cl B                COM              925524308     2777    79725 SH       SOLE                    79725
WEBMD Corp                     COM              94769m105     1317   155000 SH       SOLE                   155000
Willis Group Holdings Limited  COM              G96655108     1878    50925 SH       SOLE                    50925
iBasis, Inc.                   COM              450732102      111    49500 SH       SOLE                    49500
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